Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Ziggo Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions
For accounting purposes, the Ziggo Acquisition was treated as the acquisition of Ziggo by Liberty Global. In this regard, the equity and cash consideration paid to acquire Ziggo plus the fair value of our pre-existing investment in Ziggo on the Ziggo Acquisition Date is set forth below (in millions):

Liberty Global Class A ordinary shares (a)	$1,448.7
Liberty Global Class C ordinary shares (a)	3,457.1
Cash (b)	1,872.9
Fair value of pre-existing investment in Ziggo (c)	2,015.4
Total	$8,794.1
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(a)
Represents the value assigned to the 31,172,985 Liberty Global Class A and 76,907,936 Liberty Global Class C ordinary shares issued to Ziggo shareholders in connection with the Ziggo Acquisition through the Ziggo Acquisition Date. These amounts are based on (i) the exchange ratios specified by the Ziggo Merger Agreement, (ii) the applicable closing per share prices of Liberty Global Class A and Class C ordinary shares and (iii) 136,603,794 ordinary shares of Ziggo tendered in the Ziggo Offer through the Ziggo Acquisition Date.

(b)	Represents the cash consideration paid in connection with the Ziggo Acquisition.

(c)	Represents the fair value of the 41,329,850 million shares of Ziggo held by Liberty Global and its subsidiaries immediately prior to the Ziggo Acquisition.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
We have accounted for the Ziggo Acquisition using the acquisition method of accounting, whereby the total purchase price was allocated to the acquired identifiable net assets of Ziggo based on assessments of their respective fair values, and the excess of the purchase price over the fair values of these identifiable net assets was allocated to goodwill. A summary of the purchase price and the preliminary opening balance sheet for the Ziggo Acquisition as of the Ziggo Acquisition Date is presented in the following table. The preliminary opening balance sheet is subject to adjustment based on our final assessment of the fair values of the acquired identifiable assets and liabilities. Although most items in the valuation process remain open, the items with the highest likelihood of changing upon finalization of the valuation process include property and equipment, goodwill, intangible assets associated with customer relationships and income taxes (in millions):

Cash and cash equivalents (a)	$1,889.7
Other current assets	69.6
Property and equipment, net	2,714.9
Goodwill (b)	7,724.3
Intangible assets subject to amortization (c)	5,000.9
Other assets, net	394.6
Current portion of debt and capital lease obligations	(604.0)
Other accrued and current liabilities	(443.5)
Long-term debt and capital lease obligations	(5,351.5)
Other long-term liabilities	(1,520.3)
Noncontrolling interest (d)	(1,080.6)
Total purchase price (e)	$8,794.1
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(a)	The Ziggo Acquisition resulted in $16.8 million of net cash received after deducting the cash consideration paid in the Ziggo Acquisition.

(b)
The goodwill recognized in connection with the Ziggo Acquisition is primarily attributable to (i) the ability to take advantage of Ziggo’s existing advanced broadband communications network to gain immediate access to potential customers and (ii) substantial synergies that are expected to be achieved through the integration of Ziggo with UPC Nederland and our other European operations.

(c)
Amount primarily includes intangible assets related to customer relationships. As of the Ziggo Acquisition Date, the weighted average useful life of Ziggo’s intangible assets was approximately ten years.

(d)	Represents the fair value of the noncontrolling interest in Ziggo as of the Ziggo Acquisition Date.

(e)
Excludes direct acquisition costs of $84.1 million incurred through December 31, 2014, which are included in impairment, restructuring and other operating items, net, in our consolidated statement of operations.

Ziggo NCI Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions
We have accounted for the Ziggo NCI Acquisition as an equity transaction, with the carrying amount of the noncontrolling interest adjusted to reflect the change in ownership of Ziggo. The difference between the fair value of consideration paid and the amount by which the noncontrolling interest was adjusted has been recognized as additional paid-in capital in our consolidated statement of equity. The impact of the Ziggo NCI Acquisition is summarized in the following table (in millions):

Reduction of noncontrolling interests	$927.2
Additional paid-in capital	23.5
Fair value of consideration paid (a)	$950.7
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(a)
Represents (i) the value assigned to the 4,335,357 Liberty Global Class A and 10,695,906 Liberty Global Class C ordinary shares issued to Ziggo shareholders and (ii) cash consideration of €209.0 million ($260.7 million at the applicable rates) paid to Ziggo shareholders, based on the 18,998,057 ordinary shares of Ziggo tendered in connection with the Ziggo NCI Acquisition.

Virgin Media Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions
For accounting purposes, the Virgin Media Acquisition was treated as the acquisition of Virgin Media by Liberty Global (as the successor to LGI). In this regard, the equity and cash consideration paid to acquire Virgin Media is set forth below (in millions):

Class A ordinary shares (a)	$2,735.0
Class C ordinary shares (a)	6,369.9
Cash (b)	4,760.2
Fair value of the vested portion of Virgin Media stock incentive awards (c)	270.4
Total equity and cash consideration	$14,135.5
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(a)
Represents the value assigned to the 70,233,842 Class A and 175,122,182 Class C ordinary shares issued to Virgin Media shareholders in connection with the Virgin Media Acquisition. These amounts are based on (i) the exchange ratios specified by the Virgin Media Merger Agreement, (ii) the closing per share price on June 7, 2013 of Series A and Series C LGI common stock of $38.94 and $36.37, respectively, and (iii) the 272,013,333 outstanding shares of Virgin Media common stock at June 7, 2013.

(b)
Represents the cash consideration paid in connection with the Virgin Media Acquisition. This amount is based on (i) the $17.50 per share cash consideration specified by the Virgin Media Merger Agreement and (ii) the 272,013,333 outstanding shares of Virgin Media common stock at June 7, 2013.

(c)
Represents the portion of the estimated fair value of the Virgin Media stock incentive awards that are attributable to services provided prior to the June 7, 2013 acquisition date. The estimated fair value is based on the attributes of the 13.03 million outstanding Virgin Media stock incentive awards at June 7, 2013, including the market price of the underlying Virgin Media common stock. The outstanding Virgin Media stock incentive awards at June 7, 2013 include 9.86 million stock options that have been valued using Black Scholes option valuations. In addition, Virgin Media’s stock incentive awards at June 7, 2013 included 3.17 million restricted stock units that included performance conditions and, in certain cases, market conditions. Those restricted stock units with market conditions have been valued using Monte Carlo simulation models.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
A summary of the purchase price and opening balance sheet for the Virgin Media Acquisition at the June 7, 2013 acquisition date is presented in the following table. The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$694.6
Other current assets	932.2
Property and equipment, net	9,863.1
Goodwill (a)	9,000.8
Intangible assets subject to amortization (b)	3,925.8
Other assets, net	4,259.4
Current portion of debt and capital lease obligations	(1,184.5)
Other accrued and current liabilities (c) (d)	(1,892.2)
Long-term debt and capital lease obligations	(8,477.4)
Other long-term liabilities (c)	(1,326.3)
Additional paid-in capital (e)	(1,660.0)
Total purchase price (f)	$14,135.5
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(a)
The goodwill recognized in connection with the Virgin Media Acquisition is primarily attributable to (i) the ability to take advantage of Virgin Media’s existing advanced broadband communications network to gain immediate access to potential customers and (ii) substantial synergies that were expected to be achieved through the integration of Virgin Media with our other broadband communications operations in Europe.

(b)	Amount primarily includes intangible assets related to customer relationships. At June 7, 2013, the weighted average useful life of Virgin Media’s intangible assets was approximately seven years.

(c)
No amounts were allocated to deferred revenue with respect to the then ongoing performance obligations associated with Virgin Media’s B2B service contracts, as the remaining fees to be received under these contracts approximated fair value given our estimates of the costs associated with these performance obligations.

(d)
Amount includes a $35.6 million liability that was recorded to adjust an unfavorable capacity contract to its estimated fair value. This amount was amortized through the March 31, 2014 expiration date of the contract as a reduction of Virgin Media’s operating expenses so that the net effect of this amortization and the payments required under the contract approximated market rates. During the period from June 8, 2013 through December 31, 2013 and the year ended December 31, 2014, $22.8 million and $12.8 million, respectively, of this liability was amortized as a reduction of operating expenses in our consolidated statements of operations.

(e)
Represents the equity component of the VM Convertible Notes (as defined and described in note 10). During the period from June 7, 2013 through December 31, 2013, 94.4% of the VM Convertible Notes were exchanged for Liberty Global Class A and Class C ordinary shares and cash pursuant to the terms of the VM Convertible Notes Indenture. For additional information, see note 10.

(f)	Excludes direct acquisition costs of $51.5 million, which are included in impairment, restructuring and other operating items, net, in our consolidated statements of operations.

OneLink [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
A summary of the purchase price and opening balance sheet for OneLink at the November 8, 2012 acquisition date is presented in the following table. The opening balance sheet presented below reflects our final purchase price allocation (in millions):

Cash and cash equivalents	$4.4
Other current assets (a)	19.2
Property and equipment, net	150.2
Intangible assets subject to amortization (b)	90.5
Intangible assets not subject to amortization - cable television franchise rights	285.0
Goodwill (c)	226.1
Other assets, net	1.2
Current portion of debt and capital lease obligations	(3.5)
Other current liabilities (a)	(54.1)
Long-term debt and capital lease obligations	(496.9)
Deferred tax liabilities	(125.6)
Total purchase price	$96.5
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(a)
Other current liabilities include an accrual for a loss contingency that was measured based on our best estimate of the probable loss. The OneLink Seller partially indemnified us for the outcome of this loss contingency and, accordingly, other current assets includes an indemnification asset, measured using the same basis as the associated loss contingency.

(b)	Amount primarily includes intangible assets related to customer relationships. At November 8, 2012, the weighted average useful life of OneLink’s intangible assets was approximately 10 years.

(c)
The goodwill recognized in connection with the Puerto Rico Transaction is primarily attributable to (i) the ability to take advantage of the existing advanced broadband communications networks of OneLink to gain immediate access to potential customers and (ii) substantial synergies that were expected to be achieved through the integration of OneLink with our existing broadband communications operations in Puerto Rico.

Ziggo Acquisition and Virgin Media Acquisition [Member]
Business Acquisition [Line Items]
Pro Forma Information for Significant Acquisitions
The following unaudited pro forma consolidated operating results give effect to (i) the acquisition of 100% of Ziggo and (ii) the Virgin Media Acquisition, as if they had been completed as of January 1, 2013. These pro forma amounts are not necessarily indicative of the operating results that would have occurred if these transactions had occurred on such date. The pro forma adjustments are based on certain assumptions that we believe are reasonable.

	Year ended December 31,
	2014	2013
	in millions, except per share amounts
Revenue:
Continuing operations	$20,095.7	$19,301.2
Discontinued operations	26.6	408.6
Total	$20,122.3	$19,709.8

Net loss attributable to Liberty Global shareholders	$(1,223.0)	$(1,200.2)
Basic and diluted loss attributable to Liberty Global shareholders per share	$(1.35)	$(1.30)

Virgin Media Acquisition and Puerto Rico Transaction [Member]
Business Acquisition [Line Items]
Pro Forma Information for Significant Acquisitions
The following unaudited pro forma consolidated operating results give effect to (i) the Virgin Media Acquisition and (ii) the Puerto Rico Transaction, as if they had been completed as of January 1, 2012. These pro forma amounts are not necessarily indicative of the operating results that would have occurred if these transactions had occurred on such date. The pro forma adjustments are based on certain assumptions that we believe are reasonable.

	Year ended December 31,
	2013	2012
	in millions, except per share amounts
Revenue:
Continuing operations	$17,239.1	$16,465.0
Discontinued operations	408.6	673.7
Total	$17,647.7	$17,138.7

Net earnings (loss) attributable to Liberty Global shareholders (a)	$(1,300.4)	$3,701.5
Basic earnings (loss) attributable to Liberty Global shareholders per share (a)	$(1.63)	$4.48
Diluted earnings (loss) attributable to Liberty Global shareholders per share (a)	$(1.63)	$4.39
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(a)
The 2012 amounts reflect the impact of a $4,144.9 million release of valuation allowances on Virgin Media’s deferred tax assets. This release was included in Virgin Media’s historical results for the fourth quarter of 2012.